Schedule of Investments
Principal Real Asset Fund
December 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .86 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .18%
iShares Global Infrastructure ETF 4,900 $ 301
Money Market Funds - 0 .68%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 3.71%
(a)
1,130,318 1,130
TOTAL INVESTMENT COMPANIES $ 1,431
PRIVATE INVESTMENT FUNDS - 72 .84 % Shares Held Value (000's)
Agriculture - 17 .69%
Ceres Farmland Holdings, LP
(b)
N/A $ 12,519
Hancock Timberland and Farmland Fund, LP
(b)
N/A 11,006
UBS AgriVest Farmland Fund
(b)
N/A 5,819
$ 29,344
Energy - Alternate Sources - 19 .67%
ACIP Parallel Fund A, LP
(b)
N/A 4,827
Blackstone Infrastructure Partners F2, LP
(b)
N/A 6,652
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 11,921
IFM Core Energy Transition Fund (USD) B,
SCSp
(b)
N/A 5,754
Macquarie Green Energy and Climate Opportunities
Fund, SCSp
(b),(c)
N/A 3,459
$ 32,613
Forest Products & Paper - 3 .57%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 5,924
Private Equity - 11 .38%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,978
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 11,898
$ 18,876
Real Estate - 10 .80%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 1,696
FDR PELF SCA, SICAV-RAIF
(b)
N/A 6,172
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,033
UBS Trumbull Property Growth & Income Fund
(b)
N/A 5,013
$ 17,914
Software - 6 .03%
Cloud Capital Feeder (ON), LP
(b)
N/A 9,993
Transportation - 3 .70%
Global Transport Income Fund Feeder LLC, LP
(b)
N/A 6,139
TOTAL PRIVATE INVESTMENT FUNDS $ 120,803
COMMON STOCKS - 26 .04 % Shares Held Value (000's)
Agriculture - 0 .17%
Archer-Daniels-Midland Co 1,987 $ 114
Bunge Global SA 577 51
Darling Ingredients Inc
(c)
652 24
Wilmar International Ltd 41,400 99
$ 288
Biotechnology - 0 .11%
Corteva Inc 2,824 189
Building Materials - 0 .12%
Louisiana-Pacific Corp 261 21
Svenska Cellulosa AB SCA 9,221 122
West Fraser Timber Co Ltd 890 55
$ 198
Chemicals - 0 .40%
CF Industries Holdings Inc 667 52
FMC Corp 514 7
ICL Group Ltd 11,320 65
Mosaic Co/The 1,307 31
Nutrien Ltd 6,461 399
Yara International ASA 2,555 105
$ 659
Commercial Services - 0 .73%
Atlas Arteria Ltd 224,119 729
Motiva Infraestrutura de Mobilidade SA 177,192 487
$ 1,216
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .04%
Avery Dennison Corp 326 $ 59
Electric - 5 .82%
Algonquin Power & Utilities Corp 83,700 515
Boralex Inc 16,153 298
CenterPoint Energy Inc 18,453 707
CMS Energy Corp 11,503 804
Consolidated Edison Inc 4,336 431
EDP Renovaveis SA 17,607 249
Elia Group SA/NV 5,111 658
Entergy Corp 10,601 980
National Grid PLC 66,687 1,023
NextEra Energy Inc 20,579 1,652
PG&E Corp 41,029 659
Sempra 10,596 936
Xcel Energy Inc 9,926 733
$ 9,645
Engineering & Construction - 1 .23%
Aeroports de Paris SA 3,158 412
Beijing Capital International Airport Co Ltd
(c)
882,000 313
Cellnex Telecom SA
(c),(d)
13,251 427
China Tower Corp Ltd
(d)
223,600 332
Enav SpA
(d)
41,918 232
Sarana Menara Nusantara Tbk PT 9,285,800 325
$ 2,041
Food - 0 .02%
Ingredion Inc 264 29
Forest Products & Paper - 0 .35%
International Paper Co 2,195 86
Mondi PLC 6,957 85
Oji Holdings Corp 14,000 77
Suzano SA ADR 10,501 98
UPM-Kymmene Oyj 8,301 240
$ 586
Gas - 0 .31%
ENN Energy Holdings Ltd 58,100 517
Healthcare - Services - 0 .05%
Chartwell Retirement Residences 5,600 82
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 183 11
Iron & Steel - 0 .28%
ArcelorMittal SA 964 44
Fortescue Ltd 3,808 56
Nippon Steel Corp 12,300 51
Novolipetsk Steel PJSC
(c)
36,800 —
Nucor Corp 523 85
POSCO Holdings Inc 171 36
Reliance Inc 120 35
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 313 53
Vale SA ADR 8,132 106
$ 466
Lodging - 0 .07%
Hilton Worldwide Holdings Inc 400 115
Mining - 1 .39%
Agnico Eagle Mines Ltd 1,146 194
Anglo American PLC 2,684 111
Anglogold Ashanti Plc 966 82
Antofagasta PLC 780 34
Barrick Mining Corp 3,891 169
BHP Group Ltd 11,546 348
Cameco Corp 701 64
China Hongqiao Group Ltd 6,000 25
First Quantum Minerals Ltd
(c)
1,532 41
Franco-Nevada Corp 437 91
Freeport-McMoRan Inc 3,275 166
Glencore PLC
(c)
21,873 120
Gold Fields Ltd ADR 2,040 89
Ivanhoe Mines Ltd
(c)
1,627 19

Schedule of Investments
Principal Real Asset Fund
December 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Kinross Gold Corp 2,756 $ 78
Newmont Corp 2,500 250
Norsk Hydro ASA 2,978 23
Northern Star Resources Ltd 3,275 58
Polyus PJSC
(c)
4,070 —
Rio Tinto Ltd 849 83
Southern Copper Corp 186 27
Teck Resources Ltd 1,028 49
Wheaton Precious Metals Corp 1,030 121
Zijin Mining Group Co Ltd 14,000 64
$ 2,306
Oil & Gas - 1 .36%
BP PLC 25,467 149
Canadian Natural Resources Ltd 3,347 113
Cenovus Energy Inc 2,257 38
Chevron Corp 1,340 204
ConocoPhillips 870 81
Coterra Energy Inc 526 14
Devon Energy Corp 439 16
Diamondback Energy Inc 130 20
Ecopetrol SA ADR 389 4
Eni SpA 3,347 63
EOG Resources Inc 378 40
EQT Corp 431 23
Equinor ASA 1,344 32
Exxon Mobil Corp 2,961 356
Imperial Oil Ltd 250 22
Marathon Petroleum Corp 210 34
Occidental Petroleum Corp 495 20
Petroleo Brasileiro SA - Petrobras ADR 2,965 35
Phillips 66 278 36
Reliance Industries Ltd
(d)
2,722 191
Repsol SA 1,844 34
Shell PLC 9,407 347
Suncor Energy Inc 1,942 86
TotalEnergies SE 3,371 220
Valero Energy Corp 216 35
Woodside Energy Group Ltd 3,026 47
$ 2,260
Oil & Gas Services - 0 .16%
Baker Hughes Co 678 31
Halliburton Co 588 17
SLB Ltd 1,029 39
Solaris Energy Infrastructure Inc 3,809 175
$ 262
Packaging & Containers - 0 .29%
Amcor PLC 9,586 80
Graphic Packaging Holding Co 1,220 18
Packaging Corp of America 372 77
Sealed Air Corp 606 25
SIG Group AG 5,429 78
Smurfit WestRock PLC 2,172 84
Stora Enso Oyj 9,609 120
$ 482
Pipelines - 1 .78%
APA Group 82,413 493
DT Midstream Inc 3,595 430
Gibson Energy Inc 34,000 622
Kinetik Holdings Inc 6,422 232
Williams Cos Inc/The 19,437 1,168
$ 2,945
Real Estate - 0 .86%
City Developments Ltd 13,700 85
CTP NV
(d)
4,000 84
Fastighets AB Balder
(c)
12,800 95
Mitsui Fudosan Co Ltd 58,900 669
Qualitas Ltd 40,287 96
Sun Hung Kai Properties Ltd 19,200 234
Swire Properties Ltd 30,800 83
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
TAG Immobilien AG 4,900 $ 76
$ 1,422
REITs - 7 .85%
Agree Realty Corp 3,800 274
American Healthcare REIT Inc 12,699 598
American Homes 4 Rent 10,788 346
American Tower Corp 5,640 991
AvalonBay Communities Inc 2,000 363
Boardwalk Real Estate Investment Trust 1,300 61
CapitaLand Integrated Commercial Trust 142,295 264
COPT Defense Properties 4,600 128
Cousins Properties Inc 5,595 144
Crown Castle Inc 8,905 791
Digital Realty Trust Inc 1,723 267
Equinix Inc 1,333 1,021
Equity LifeStyle Properties Inc 1,900 115
Essex Property Trust Inc 700 183
Extra Space Storage Inc 2,705 352
Gaming and Leisure Properties Inc 3,215 144
Goodman Group 22,427 462
InvenTrust Properties Corp 5,354 151
Japan Hotel REIT Investment Corp 162 85
Keppel DC REIT 83,076 145
Klepierre SA 10,370 410
Link REIT 30,824 138
Merlin Properties Socimi SA 7,816 114
Mitsui Fudosan Accommodations Fund Inc 170 146
Nippon Building Fund Inc 200 182
Nippon Prologis REIT Inc 178 105
Prologis Inc 7,921 1,011
Prologis Property Mexico SA de CV 16,964 71
Regency Centers Corp 2,300 159
Rexford Industrial Realty Inc 1,992 77
Ryman Hospitality Properties Inc 2,600 246
Sabra Health Care REIT Inc 7,305 138
Safestore Holdings PLC 10,773 107
Segro PLC 15,957 155
Sekisui House Reit Inc 191 110
Simon Property Group Inc 1,050 194
Stockland 45,195 172
Unibail-Rodamco-Westfield
(c)
2,000 217
UNITE Group PLC/The 17,612 133
Ventas Inc 7,083 548
VICI Properties Inc 11,675 328
Vornado Realty Trust 4,182 139
Welltower Inc 6,247 1,159
Weyerhaeuser Co 3,003 71
$ 13,015
Telecommunications - 0 .28%
Indus Towers Ltd
(c)
77,839 363
NEXTDC Ltd
(c)
12,900 107
$ 470
Transportation - 1 .65%
Canadian National Railway Co 7,400 732
CSX Corp 28,603 1,037
Norfolk Southern Corp 1,996 576
Rumo SA 144,804 390
$ 2,735
Water - 0 .71%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
10,399 253
Guangdong Investment Ltd 456,513 398
Severn Trent PLC 14,077 529
$ 1,180
TOTAL COMMON STOCKS $ 43,178
Total Investments $ 165,412
Other Assets and Liabilities -  0.26% 434
TOTAL NET ASSETS - 100.00% $ 165,846

Schedule of Investments
Principal Real Asset Fund
December 31, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,266 or 0.76% of net assets.
Portfolio Summary
Sector Percent
Financial 30 .89%
Energy 22 .97%
Consumer, Non-cyclical 18 .81%
Industrial 6 .99%
Utilities 6 .84%
Technology 6 .03%
Materials 3 .57%
Basic Materials 2 .42%
Money Market Funds 0 .68%
Communications 0 .28%
Exchange-Traded Funds 0 .18%
Consumer, Cyclical 0 .08%
Other Assets and Liabilities
0 .26%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 12/17/2025 $ 6,487 $ 4,827 N/A 2.91%
Blackstone Infrastructure Partners F2, LP
(b)
09/27/2024 6,000 6,652 90 4.01%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(c)
03/31/2022 5,000 1,696 N/A 1.02%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 4,697 5,924 90 3.57%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 06/27/2024 10,959 11,921 N/A 7.19%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 12,519 N/A 7.55%
Cloud Capital Feeder (ON), LP
(g)
12/05/2025 10,000 9,993 90 6.03%
FDR PELF SCA, SICAV-RAIF
(h)
12/01/2022 6,610 6,172 90 3.72%
GDIF US Hedged Feeder Fund, LP
(i)
04/23/2021 - 08/17/2022 6,115 6,978 N/A 4.21%
Global Transport Income Fund Feeder LLC, LP
(j)
08/01/2024 6,000 6,139 45 3.70%
Hancock Timberland and Farmland Fund, LP
(k)
08/12/2020 - 04/20/2023 10,556 11,006 N/A 6.63%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(l)
06/27/2022 8,000 11,898 90 7.17%
IFM Core Energy Transition Fund (USD) B, SCSp
(m)
02/29/2024 6,000 5,754 90 3.47%
Macquarie Green Energy and Climate Opportunities Fund, SCSp
(n)
08/30/2024 2,898 3,459 90 2.09%
PGIM Real Estate US Debt Fund, LP
(o)
04/30/2021, 06/30/2021 5,315 5,033 N/A 3.04%
UBS AgriVest Farmland Fund
(p)
07/01/2020 - 01/03/2023 5,134 5,819 60 3.51%
UBS Trumbull Property Growth & Income Fund
(q)
07/01/2020 - 12/30/2021 6,092 5,013 60 3.02%
Total $ 120,803 72.84%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) This fund is an open-ended investment fund whose objective is to identify, acquire and operate a diversified portfolio of high quality, long-duration, cash-yielding investments that can compound at attractive risk-adjusted rates of return.  The fund seeks to invest in assets across four primary infrastructure sectors: energy infrastructure, transportation, digital infrastructure, and water and waste.  Redemptions are subject to a three-year lock up from the acquisition date.
(c) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Management of the fund has recently announced their intention to dissolve this fund. They expect to return 50% of capital by the end of 2025 and the remaining over the next five years.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership in both the Cloud Capital US LP Fund and the Cloud Capital European Fund SCSp, through the Cloud Capital B (ON)
LP.  The fund pursues a core plus global data center investment strategy, seeking to generate regular income through ownership of stabilized or near stabilized data center assets, while selectively pursuing value add and de risked growth opportunities to enhance diversification, capital appreciation, and income potential.  Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(i) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(j) This feeder fund represents an indirect ownership of the Global Transport Income Fund which seeks to deliver attractive, risk-adjusted returns with an emphasis on stable income generation through investing in the transport industries. Redemption requests are allowed three years after the third-quarter date.

Schedule of Investments
Principal Real Asset Fund
December 31, 2025 (unaudited)
See accompanying notes.

(k) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(l) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(m) This feeder fund represents an indirect ownership of the IFM Core Energy Transition Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.
(n) The fund's primary objective will be to make equity and equity like investments in a diversified portfolio of sustainable infrastructure, real assets, and businesses, primarily those focused on the development and deployment of mature sustainable technologies and, through their operations, contribute towards accelerating the global energy transition.  Redemptions are subject to a five-year holding period from the Commencement Date.
(o) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(p) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(q) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

December 31, 2025 (unaudited)

Security Valuation. Principal Real Asset Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

December 31, 2025 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing those instruments.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments.
The Fund's Schedule of Investments as of December 31, 2025 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Common Stocks
Basic Materials $ 2,392 $ 1,625 $ — $ 4,017
Communications — 470 — 470
Consumer, Cyclical 126 — — 126
Consumer, Non-cyclical 1,035 828 — 1,863
Energy 3,891 1,576 — 5,467
Financial 10,070 4,367 — 14,437
Industrial 3,095 2,361 — 5,456
Utilities 7,968 3,374 — 11,342
Investment Companies* 1,431 — — 1,431
Total $ 30,008 $ 14,601 $ — $ 44,609
Investments Using NAV as practical expedient
Private Investment Funds 120,803
Total investments in securities $ 165,412